Investments in Equity Accounted Investees - Changes in Investments in Associates and a Joint Venture Accounted for Using The Equity Method (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [Line Items]
Beginning balance	₩ 114,551	₩ 109,611
Dividends received	(4,068)	(8,239)	₩ (7,502)
Equity income on investments	7,780	12,545	12,147
Other comprehensive income (loss)	6,364	(171)
Other gain (loss)	2,092	805
Ending balance	126,719	114,551	109,611
Paju Electric Glass Co., Ltd. [member]
Disclosure of associates [Line Items]
Beginning balance	47,262	50,697
Dividends received	(3,668)	(7,739)
Equity income on investments	5,307	4,035
Other comprehensive income (loss)	(503)	(164)
Other gain (loss)	0	433
Ending balance	48,398	47,262	50,697
Other associates [member]
Disclosure of associates [Line Items]
Beginning balance	67,289	58,914
Dividends received	(400)	(500)
Equity income on investments	2,473	8,510
Other comprehensive income (loss)	6,867	(7)
Other gain (loss)	2,092	372
Ending balance	₩ 78,321	₩ 67,289	₩ 58,914